General Information (Detail) - employee	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
GENERAL INFORMATION
Number of employees	2,077	2,158
Average number of employees	2,134	2,256
Enel S.p.A.
GENERAL INFORMATION
Ownership interest	64.93%